SHAREHOLDER'S CAPITAL - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 Vote $ / shares shares	Feb. 27, 2025 shares
Disclosure of classes of share capital [line items]
Number Of shares purchased from secondary offering for cancellations	8,331,027
Maximum number of subordinate voting shares reserved for issuance under share-based payment plans			35,792,328
Total compensation expense excludes discontinued operations | $	$ 150.2	$ 97.5
BC Partners Advisors LP
Disclosure of classes of share capital [line items]
Number Of shares purchased for cancellations	17,050,298
Share Options
Disclosure of classes of share capital [line items]
Total compensation expense excludes discontinued operations | $	$ 4.3	12.2
RSUs
Disclosure of classes of share capital [line items]
Total compensation expense excludes discontinued operations | $	121.9	83.7
DSUs
Disclosure of classes of share capital [line items]
Total compensation expense excludes discontinued operations | $	1.6	1.6
PSUs
Disclosure of classes of share capital [line items]
Total compensation expense excludes discontinued operations | $	$ 22.4	$ 0.0
Series A perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Authorized share capital			28,571,428
Share conversion			5,847,311
Shares issued, price per share (in USD per share) | $ / shares			$ 25.16
Percent of issued and outstanding shares			1.60%
Percent of outstanding voting rights of shares			1.20%
Preferred shares, liquidation preference rate			7.00%
Accretion rate for optional redemption amount for a particular quarter in cash			6.00%
Series B perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Authorized share capital			8,196,721
Share conversion			8,700,482
Shares issued, price per share (in USD per share) | $ / shares			$ 43.86
Percent of issued and outstanding shares			2.40%
Percent of outstanding voting rights of shares			1.80%
Preferred shares, liquidation preference rate			6.00%
Accretion rate for optional redemption amount for a particular quarter in cash			5.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote			1
Number of shares reserved for issuance as percent	10.00%
Subordinate voting shares				28,046,256
Stock repurchased during period under the NCIB shares	18,360,127	0
Multiple voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote			10
Minimum percent of aggregate of shares issued and outstanding owned			2.00%